Schedule II - Valuation and Qualifying Accounts (Consolidated)	12 Months Ended
Dec. 31, 2019
Schedule II - Valuation and Qualifying Accounts (Consolidated) [Abstract]
Schedule II - Valuation and Qualifying Accounts (Consolidated)
SCHEDULE II—VALUATION

AND QUALIFYING ACCOUNTS (Consolidated)
ConocoPhillips
Millions of Dollars
Balance at Charged to Balance at
Description January 1 Expense Other (a) Deductions December 31
2019
Deducted from asset accounts:
Allowance for doubtful

accounts and notes receivable
$ 25 5 - (17) (b) 13
Deferred tax asset valuation

allowance
3,040 7,376 (26) (176) 10,214
Included in other liabilities:
Restructuring accruals 48 (1) - (24) (c) 23
2018
Deducted from asset accounts:
Allowance for doubtful

accounts and notes receivable
$ 4 23 - (2) (b) 25
Deferred tax asset valuation

allowance
1,254 2,067 (8) (273) 3,040
Included in other liabilities:
Restructuring accruals 53 70 (2) (73) (c) 48
2017
Deducted from asset accounts:
Allowance for doubtful

accounts and notes receivable
$ 5 2 - (3) (b) 4
Deferred tax asset valuation

allowance
675 560 19 - 1,254
Included in other liabilities:
Restructuring accruals 80 65 1 (93) (c) 53
(a)Represents acquisitions/dispositions/revisions

and the effect of translating foreign

financial statements.
(b)Amounts charged

off less recoveries of amounts

previously charged

off.
(c)Benefit payments.
See Note 19
—
Income Taxes, in the Notes to Consolidated

Financial Statements,

for additional information

related to our deferred
tax asset valuation allowance.